RELATED PARTY TRANSACTIONS - Due From Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2034	Mar. 31, 2034	Sep. 30, 2024
RELATED PARTY TRANSACTIONS
Total due from related parties	$ 2,197
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Percentage of collection of dues from related parties (in %)	100.00%
Ms. Ruomei Wu
RELATED PARTY TRANSACTIONS
Total due from related parties	$ 2,197